Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Operations [Abstract]
Net sales	$ 693,711	$ 607,493	$ 619,064
Costs and expenses:
Cost of sales	424,846	361,942	372,351
Selling, general and administrative expenses	182,530	157,348	152,397
Amortization of intangible assets	11,982	11,633	19,214
Interest expense, net	2,493	3,977	7,450
Other (income) expenses, net	(5,098)	2,928	4,480
Total costs and expenses	616,753	537,828	555,892
Earnings before income tax	76,958	69,665	63,172
Income tax expense	24,457	24,819	13,867
Net earnings from continuing operations	52,501	44,846	49,305
Earnings from discontinued operations, net of tax of $568 in 2009			135
Loss on sale of discontinued operations, net of tax of $905 in 2009			(32)
Net earnings from discontinued operations			103
Net earnings	$ 52,501	$ 44,846	$ 49,408
Basic:
Continuing operations	$ 1.97	$ 1.70	$ 1.88
Discontinued operations
Net earnings	$ 1.97	$ 1.70	$ 1.88
Diluted:
Continuing operations	$ 1.95	$ 1.68	$ 1.86
Discontinued operations
Net earnings	$ 1.95	$ 1.68	$ 1.86
Average common shares outstanding (in thousands):
Basic	26,588	26,450	26,216
Diluted	26,903	26,738	26,560